Common Stock and Stock Plans, Weighted-Average Per Share Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted-Average per Share Fair Value of Options Granted and the Assumptions Used [Abstract]
Per share fair value of options granted (in dollars per share)	$ 0.00	$ 0.00	$ 1.58
Expected volatility	0.00%	0.00%	18.30%
Expected dividends (in dollars per share)	$ 0.00	$ 0.00	$ 0.93
Expected term (in years)	0 years	0 years	6 months
Risk-free interest rate	0.00%	0.00%	0.10%